S000001258 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.05%	0.99%	2.25%
Bloomberg Municipal 1 - 15 Year Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	0.88%	1.08%	2.04%
INTERMEDIATE TAX-EXEMPT FUND
Prospectus [Line Items]
Average Annual Return, Percent	1.79%	0.65%	1.70%
INTERMEDIATE TAX-EXEMPT FUND | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	1.72%	0.54%	1.54%
INTERMEDIATE TAX-EXEMPT FUND | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.21%	0.99%	1.75%